Employee benefit obligations - Employee obligations and assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Obligations	$ (320)	$ (305)
Assets	222	201
Net (obligations)/assets	(98)	(104)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(102)	(98)
Net (obligations)/assets	(102)	(98)
U.K
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(138)	(133)
Assets	153	143
Net (obligations)/assets	15	10
U.S. and other*
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(80)	(74)
Assets	69	58
Net (obligations)/assets	(11)	(16)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net (obligations)/assets	$ (7)	$ (7)